CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		67 Months Ended	70 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,001,203)	$ (2,014,988)	$ (9,449,600)	$ (3,470,113)	$ (15,844,280)	$ (17,845,483)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	4,138	2,354	14,329	9,300	31,641	35,779
Amortization and write off of deferred financing costs	0	196,166	196,166	53,377	249,543	249,543
Non cash interest, consisting of beneficial conversion feature in connection with convertible debentures	0	426,152	710,000	0	710,000	710,000
Non cash interest, consisting of common stock and warrants issued in connection with convertible debentures	0	81,337	426,152	0	426,152	426,152
Non-cash financing costs related to January and March 2012 financing	0	0	81,337	0	81,337	81,337
Warrants issued for services rendered	10,435	0				10,435
Stock based compensation	392,323	0	865,158	435,651	1,551,871	1,944,194
Change in fair value of warrant liability	0	(47,023)	1,177,026		1,177,026	1,177,026
Common stock issued in exchange for intellectual property	0	0	0	0	383,250	383,250
Gain on extinguishment of debt	0	0	0	0	(7,908)	(7,908)
Changes in operating assets and liabilities:
Prepaid expenses	156,968	38,383	(122,229)	(79,117)	(224,659)	(67,691)
Accounts payable	44,259	(512,790)	130,639	377,453	825,837	870,096
Accrued interest	(3,155)	(35,195)	(32,040)	38,306	6,266	3,111
Accrued expenses	35,993	88,503	293,125	(12,304)	404,065	440,058
Deferred rent payable	(1,387)	(513)	(2,927)	9,909	26,156	24,769
Net cash used in operating activities	(1,361,629)	(1,777,614)	(5,712,864)	(2,637,538)	(10,203,703)	(11,565,332)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of furniture and fixtures	0	0	(35,673)	(2,764)	(78,535)	(78,535)
Proceeds from security deposit			0	3,156	0
Payment of restricted cash and interest earned on restricted cash	(22)	(22)	(90)	(90)	(60,267)	(60,289)
Net cash (used in) provided by investing activities	(22)	(22)	(35,763)	302	(138,802)	(138,824)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from demand notes	0	0	0	0	480,000	480,000
Proceeds from other notes payable	0	0	320,000	500,000	1,020,000	1,020,000
Proceeds, net of expenses of $24,000 from Convertible Debentures	0	0	390,000	1,501,000	1,891,000	1,891,000
Repayment of Convertible Debentures	0	(150,000)	(150,000)	0	(150,000)	(150,000)
Proceeds, net of expenses of $374,870 from sale of units consisting of common stock and warrants	0	4,387,895	6,932,894	0	6,932,894	6,932,894
Proceeds from the sale of capital stock	0	0	0	612,000	1,954,001	1,954,001
Net cash provided by financing activities	0	4,237,895	7,492,894	2,613,000	12,127,895	12,127,895
Net increase (decrease) in cash	(1,361,651)	2,460,259	1,744,267	(24,236)	1,785,390	423,739
Cash, beginning of the period	1,785,390	41,123	41,123	65,359	0	0
Cash, end of period	423,739	2,501,382	1,785,390	41,123	1,785,390	423,739
Supplemental disclosures of cash flow information:
Interest paid	3,155	35,195	35,195	0	0	38,350
Non cash investing and financing activities:
Senior convertible notes exchanged for preferred shares	0	0	0	0	200,000	200,000
Capital contribution of accrued interest	0	0	3,111	0	26,836	26,836
Demand notes together with accrued interest converted into capital stock	0	0	0	0	549,078	549,078
Common stock issued for deferred financing costs	0	0	0	144,000	144,000	144,000
Exchange of Notes Payable for Convertible Debenture	0	0	320,000	0	820,000	820,000
Warrants Liability reclassified to Stockholders' Equity	0	0	3,938,946	0	3,938,946	3,938,946
Exchange of Convertible Debenture for Units consisting of common stock and warrants	$ 0	$ 0	$ 2,635,000	$ 0	$ 2,635,000	$ 2,635,000